BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Changes in Company's Allowance for Accounts Receivable

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Nine Months Ended September 30,
	2014	2013
Beginning balance	$1,901	$2,301
Provision for doubtful accounts	11,275	8,299
Write-offs and adjustments	(9,894)	(8,040)

Balance at end of period	$3,282	$2,560

The changes in the Company’s allowance for accounts receivable were as follows for the years ended (in thousands):

	Successor		Predecessor
	Year ended December 31, 2013	Period from November 17, through December 31, 2012	Period from January 1, through November 16, 2012	Year ended December 31, 2011
Beginning balance	$2,301	$3,649	$1,903	$1,484
Provision for doubtful accounts	10,360	1,307	8,204	7,026
Write-offs and adjustments	(10,760)	(2,655)	(6,458)	(6,607)

Balance at end of period	$1,901	$2,301	$3,649	$1,903